Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Intel 401(k) Savings Plan (the Plan) provides only general information. Participants should refer to the summary plan description for a more complete description of the Plan’s provisions. The plan document contains the definitive legal provisions governing the Plan.
General
The Plan is a defined contribution plan covering all eligible United States (U.S.) employees of Intel Corporation (the Company or Plan sponsor). Eligible employees may participate in the Plan at any time on or after their date of hire. All employees who become eligible to participate are automatically enrolled in the Plan, unless they choose a different deferral rate or make an affirmative election not to participate. Deferrals for participants who are automatically enrolled are deposited in the appropriate Target Date Fund, based on the participants' ages. Employee deferrals are subject to the limitations as set forth in the plan document.
The Plan is intended to be qualified under Section 401(a) of the Internal Revenue Code of 1986 (the Code), as amended, and is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.
Trustee
The Bank of New York Mellon (BNY Mellon) is the trustee for the Plan and holds substantially all of the investments of the Plan or through a sub-trust for which Fidelity Management Trust Company is the sub-trustee.
Administration of the Plan
The Company’s Chief Financial Officer appoints the members of the Retirement Plans Administrative Committee (RPAC) and the Investment Policy Committee (IPC). The RPAC is the fiduciary responsible for the general operation and administration of the Plan. The IPC is the fiduciary responsible for management and control of the Plan assets. Fidelity Workplace Services LLC (Fidelity) is the Plan’s record keeper.
Contributions and Participant Accounts
Participant Contributions
Eligible participants may make pre-tax deferrals, after-tax Roth 401(k) deferrals, after-tax deferrals or a combination of deferral types, up to 50% of their annual eligible compensation, provided the amounts do not exceed the annual IRS limits. Participants who are 50 years of age or older by the end of a particular plan year are eligible to defer an additional portion of their annual compensation as catch-up deferrals, up to the annual IRS limit. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollover contributions).
An employee who becomes an eligible participant is automatically enrolled in the Plan at 5% of eligible compensation as soon as administratively possible, following 45 days after becoming an eligible employee, unless the participant makes an affirmative election to not enroll in the Plan. The participant's automatic enrollment election of 5% will increase by 2%, effective the first payroll period ending on or after April 1 of the plan year following the plan year in which the eligible employee's automatic enrollment begins and each successive year until a maximum election of 15% pre-tax deferral is reached, subject to certain limitations.
Deferrals are withheld by the Company from each participant’s compensation and deposited in the appropriate investment option in accordance with the participant’s directives. Participants can elect to invest in any combination of the available investment options offered under the Plan, in addition to mutual funds and exchange-traded funds available through a self-directed brokerage account. However, participants may not elect to invest more than 20% of their account in the Intel Stock Fund. Participants may change their investment elections daily.
Company Contributions
Prior to January 1, 2020, the Plan provided for the Company, at its discretion, to make an annual contribution to the eligible participants' Discretionary Intel Contributions Accounts.
Eligible employees receive Company matching contributions with immediate eligibility. Effective January 1, 2024, the Company matching contribution was 100% of each eligible employee's eligible elective deferrals up to 7% of eligible compensation. For payroll periods with payment dates after December 31, 2024 the employer match contributions percentage is 100% of each eligible employee's eligible elective deferrals up to 5% of eligible compensation. The Company matching contribution will be trued-up each plan year to attain the appropriate allocation rate for the plan year as a whole.
Participants have authority over the investment allocation of Company contributions.
Participant Accounts
Each participant's account is credited with the participant's contributions, Company matching contributions, as well as Plan earnings. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
Employee Stock Ownership Plan (ESOP)
Under the terms of the Plan, the Intel Stock Fund is an ESOP in accordance with Code Section 4975(e)(7). As such, participants will have the option to receive dividends on their shares of stock held in the Intel Stock Fund distributed in cash or reinvested within the Intel Stock Fund.
Vesting
Participants are immediately 100% vested with respect to employee deferrals, Company matching contributions and related earnings. Participants vest in their Discretionary Intel Contribution Account according to the following schedule:

Years of Service	Vesting

Fewer than 2	0%
2 but less than 3	20%
3 but less than 4	40%
4 but less than 5	60%
5 but less than 6	80%
6 or more	100%
The value of each participant’s account becomes 100% vested when the participant reaches age 60 or upon death while actively employed, or upon total and permanent disability. In addition, the value of each participant’s account may also become 100% vested upon job elimination or upon termination of employment due to a divestiture.
For participants who withdrew from the Plan during 2025, unvested account balances of approximately $7,160,000 were forfeited during the year ended December 31, 2025. During the year ended December 31, 2025, $7,500,000 was used to offset Company matching contributions deposited for the 2024 plan year. As of December 31, 2025 and 2024, approximately $7,718,000 and $7,937,000 of forfeitures were available to be used to reduce future Company matching contributions.
Payment of Benefits
Participants are eligible for a distribution of plan benefits upon termination of service, whether by disability, retirement, death or leaving the Company. Participants may also withdraw amounts from pre-tax and Roth accounts after reaching age 59 1/2. In the event of financial hardship (as defined in the plan document), participants may withdraw amounts from the employee contribution portion of their plan accounts while they are still employed. Upon termination of service, a participant or applicable beneficiary may elect to have benefits paid as a single lump-sum distribution, monthly annuity payments (only pre-tax sources), partial distribution (not available to beneficiaries), or may request that the Plan make a direct rollover distribution to another eligible retirement plan.
Participants hired prior to January 1, 2019 who elect monthly annuity payments will have the balance of their account rolled in to the Intel Minimum Pension Plan. An annuity is paid to those participants based on the value of their plan account in accordance with the terms of the two plans. There were rollover distributions under this option of $102,772 for the year ended December 31, 2025.
Notes Receivable from Participants
Active participants are permitted to obtain loans of up to 50% of their vested account balance in the Plan up to a maximum of $50,000 when combined with all other loans from the Plan and the Intel Retirement Contribution Plan (Intel Contribution Plan). No more than two loans may be outstanding at any time. Participants’ account balances secure their loans. The interest rate on these loans is based on the prime rate plus 1% as reported by Reuters on the last business day of the preceding month. Loan provisions are established by the RPAC and administered by the record keeper.
Participants may choose to obtain loans from the Plan, the Intel Contribution Plan or a combination of both. Repayments of loans are transferred to the participants’ Plan and Intel Contribution Plan accounts in the ratio to which their accounts provided funding for the loan.